WILMER CUTLER PICKERING

    HALE AND DORR LLP

Hal J. Leibowitz
July 11, 2005

VIA ELECTRONIC SUBMISSION Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549	60 STATE STREET BOSTON, MA 02109 +1 617 526 6461 +1 617 526 5000 fax hal.leibowitz@wilmerhale.com

Re:	Saucony, Inc.

Commission File No. 000-05083

Amendment No. 1 to Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Saucony, Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the amended Notice of Special Meeting of Stockholders, Proxy Statement and Proxy relating to the Company’s Special Meeting of Stockholders.

Please call the undersigned at 617-526-6461 if you have any questions or comments regarding this matter.

Very truly yours,

/s/    Hal J. Leibowitz

Hal J. Leibowitz

cc:	Michael Umana

Roger P. Deschenes

Saucony, Inc.

Attachments

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